Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities:
Net loss	$ (7,612,739)	$ (8,640,809)
Adjustments to reconcile net loss to net cash used in in operating activities:
Depreciation expense	5,704	5,704
Stock-based compensation expense	60,516
Periodic pension costs	(15,434)	(11,103)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(295,739)	327,792
Accounts payable	739,749	784,844
Other accrued liabilities	(178,590)	(131,848)
Net cash used in operating activities	(7,296,532)	(7,665,420)
Financing Activities:
Proceeds from the issuance of common shares in ATM financing		30,993
Proceeds from the issuance of common shares in registered direct offering, net		1,911,513
Proceeds from the issuance of pre-funded warrants, net		1,094,616
Proceeds from the issuance of warrants, net		900,798
Payments on notes payable		(349,824)
Net cash provided by financing activities		3,588,096
Effect of exchange rate on cash and cash equivalents	(416)	309
Change in cash and cash equivalents	(7,296,948)	(4,077,015)
Cash and cash equivalents at the beginning of period	8,948,400	5,431,202
Cash and cash equivalents at the end of period	1,651,452	1,354,187
Supplemental disclosure of non-cash and financing activities:
Issuance of note payable for prepaid insurance		$ 704,160